Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	INCOME TAXES
The components of income tax expense from continuing operations are as follows:
Table 88: Components of Income Tax Expense

Year ended December 31 In millions	2019	2018	2017
Current
Federal	$570	$739	$303
State	152	178	53
Total current	722	917	356
Deferred
Federal	187	13	(602)
State	(8)	(2)	61
Total deferred	179	11	(541)
Total	$901	$928	$(185)

Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities are as follows:

Table 89: Deferred Tax Assets and Liabilities

December 31 – in millions	2019	2018
Deferred tax assets
Allowance for loan and lease losses	$661	$637
Compensation and benefits	270	279
Partnership investments	120	184
Loss and credit carryforward	203	366
Accrued expenses	195	207
Lease obligations	545
Other	161	193
Total gross deferred tax assets	2,155	1,866
Valuation allowance	(31)	(37)
Total deferred tax assets	2,124	1,829
Deferred tax liabilities
Leasing	1,703	1,169
Goodwill and intangibles	194	196
Fixed assets	412	379
Mortgage servicing rights	99	179
Net unrealized gains on securities and financial instruments	401
Other	176	129
Total deferred tax liabilities	2,985	2,052
Net deferred tax liability	$861	$223

Reconciliation of Statutory and Effective Tax Rates
A reconciliation between the statutory and effective tax rates from continuing operations follows:
Table 90: Reconciliation of Statutory and Effective Tax Rates

Year ended December 31	2019	2018	2017
Statutory tax rate	21.0%	21.0%	35.0%
Increases (decreases) resulting from:
State taxes net of federal benefit	2.3	2.5	1.8
Tax-exempt interest	(1.5)	(1.7)	(3.2)
Life insurance	(1.0)	(1.0)	(2.2)
Tax credits	(4.2)	(4.0)	(5.3)
Federal deferred tax revaluation		(2.1)	(27.0)
Unrecognized tax benefits	(.1)	1.3	(.2)
Other	(.1)	.9	(3.1)
Effective tax rate	16.4%	16.9%	(4.2)%

Net Operating Loss Carryforwards	The net operating loss carryforwards at December 31, 2019 and 2018 follow
Table 91: Net Operating Loss Carryforwards

Dollars in millions	December 31, 2019	December 31, 2018	Expiration
Net Operating Loss Carryforwards:
Federal	$402	$521	2032
State	$1,197	$1,577	2020-2039

Change in Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:
Table 92: Change in Unrecognized Tax Benefits

In millions	2019	2018	2017
Balance of gross unrecognized tax benefits at January 1	$207	$18	$22
Increases:
Positions taken during a prior period		212	4
Decreases:
Positions taken during a prior period	(77)	(16)	(3)
Settlements with taxing authorities		(7)	(4)
Reductions resulting from lapse of statute of limitations			(1)
Balance of gross unrecognized tax benefits at December 31	$130	$207	$18
Favorable (unfavorable) impact if recognized	$76	$76	$17

IRS Tax Examination Status	Table 93: IRS Tax Examination Status

	Years under examination	Status at December 31
Federal	2016 – 2017	Under Exam